Cover	3 Months Ended
Mar. 31, 2022
Entity Addresses [Line Items]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	PRE-EFFECTIVE AMENDMENT NO.
Entity Registrant Name	KRAIG BIOCRAFT LABORATORIES, INC.
Entity Central Index Key	0001413119
Entity Tax Identification Number	83-0459707
Entity Incorporation, State or Country Code	WY
Entity Address, Address Line One	2723 South State St. Suite 150
Entity Address, City or Town	Ann Arbor
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48104
City Area Code	734
Local Phone Number	619-8066
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	2723 South State St., Suite 150
Entity Address, City or Town	Ann Arbor
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48104
City Area Code	734
Local Phone Number	619-8066
Contact Personnel Name	Kim Thompson, CEO